SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with guidance of "Disclosures about Segments of an Enterprise and Related Information", the Company's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company believes currently it operates in one segment of baseband processor and RF solutions.

The Company's customers include handset device manufacturers, Independent Design Houses, Original Design Manufacturers and distributors. The handset device products manufactured by these handset device manufacturers, Independent Design Houses, Original Design Manufacturers and customers of the distributors are then sold to emerging markets, including China, India, South-East Asia, Africa and South America. The following table summarizes the Company's revenue generated from these customers based on their respective geographic locations for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31,
	2010	2011	2012
Hong Kong	$310,317,223	$636,898,061	$651,291,010
Mainland China, excluding Hong Kong	27,730,120	33,434,556	69,978,576
Others	8,291,399	3,923,273	3,975,652
Total	$346,338,742	$674,255,890	$725,245,238

Most of the Company's long-lived assets were located in the PRC except intangible assets and property and equipment of Holding which resides with Holding.